Securities - Expected Maturity (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount [Abstract]
Due in One Year or Less, Amount	$ 108
Due in One Year or Less, Yield	0.84%
Due after One Year through Five Years, Amount	19,513
Due after One Year through Five Years, Yield	2.40%
Due after Five Years through Ten Years, Amount	39,917
Due after Five Years though Ten Years, Yield	2.30%
Due after Ten Years, Amount	228
Due after Ten Years, Yield	3.31%
Amortized Cost	59,766	55,150
Total, Yield	2.40%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Debt Securities Carried at Fair Value	320,695	268,795
Held-to-maturity Securities, Debt Maturities, Fair Value [Abstract]
Due in One Year or Less, Amount	108
Due after One Year through Five Years, Amount	19,762
Due after Five Years though Ten Years, Amount	39,538
Due after Ten Years, Amount	233
Held-to-maturity Securities, Fair Value	59,641	52,430
U.S. Treasury and agency securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	577
Due in One Year or Less, Yield	0.41%
Due after One Year through Five Years, Amount	51,153
Due after One Year through Five Years, Yield	1.60%
Due after Five Years though Ten Years, Amount	17,535
Due after Five Years though Ten Years, Yield	2.10%
Due after Ten Years, Amount	1,480
Due after Ten Years, Yield	3.00%
Total, Amount	70,745
Total, Yield	1.78%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	577
Due after One Year through Five Years, Amount	51,383
Due after Five Years though Ten Years, Amount	17,633
Due after Ten Years, Amount	1,543
Debt Securities Carried at Fair Value	71,136
Agency
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	28
Due in One Year or Less, Yield	4.60%
Due after One Year through Five Years, Amount	24,283
Due after One Year through Five Years, Yield	2.70%
Due after Five Years though Ten Years, Amount	152,950
Due after Five Years though Ten Years, Yield	2.80%
Due after Ten Years, Amount	2,175
Due after Ten Years, Yield	3.00%
Total, Amount	179,436
Total, Yield	2.80%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	29
Due after One Year through Five Years, Amount	24,859
Due after Five Years though Ten Years, Amount	153,649
Due after Ten Years, Amount	2,206
Debt Securities Carried at Fair Value	180,743
Agency-collateralized mortgage obligations
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	794
Due in One Year or Less, Yield	0.40%
Due after One Year through Five Years, Amount	2,874
Due after One Year through Five Years, Yield	2.00%
Due after Five Years though Ten Years, Amount	10,488
Due after Five Years though Ten Years, Yield	2.80%
Due after Ten Years, Amount	19
Due after Ten Years, Yield	0.60%
Total, Amount	14,175
Total, Yield	2.50%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	795
Due after One Year through Five Years, Amount	2,838
Due after Five Years though Ten Years, Amount	10,596
Due after Ten Years, Amount	19
Debt Securities Carried at Fair Value	14,248
Non-agency residential
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	517
Due in One Year or Less, Yield	5.09%
Due after One Year through Five Years, Amount	1,834
Due after One Year through Five Years, Yield	5.39%
Due after Five Years though Ten Years, Amount	1,236
Due after Five Years though Ten Years, Yield	4.78%
Due after Ten Years, Amount	4,443
Due after Ten Years, Yield	10.61%
Total, Amount	8,030
Total, Yield	8.15%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	521
Due after One Year through Five Years, Amount	1,849
Due after Five Years though Ten Years, Amount	1,316
Due after Ten Years, Amount	4,513
Debt Securities Carried at Fair Value	8,199
Commercial
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	188
Due in One Year or Less, Yield	9.69%
Due after One Year through Five Years, Amount	590
Due after One Year through Five Years, Yield	2.32%
Due after Five Years though Ten Years, Amount	3,150
Due after Five Years though Ten Years, Yield	2.80%
Due after Ten Years, Amount	3
Due after Ten Years, Yield	2.83%
Total, Amount	3,931
Total, Yield	3.07%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	191
Due after One Year through Five Years, Amount	594
Due after Five Years though Ten Years, Amount	3,212
Due after Ten Years, Amount	3
Debt Securities Carried at Fair Value	4,000
Non-U.S. securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	18,991
Due in One Year or Less, Yield	0.98%
Due after One Year through Five Years, Amount	2,261
Due after One Year through Five Years, Yield	3.83%
Due after Five Years though Ten Years, Amount	68
Due after Five Years though Ten Years, Yield	6.23%
Total, Amount	21,320
Total, Yield	1.30%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	18,982
Due after One Year through Five Years, Amount	2,309
Due after Five Years though Ten Years, Amount	71
Debt Securities Carried at Fair Value	21,362
Corporate/Agency bonds
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	59
Due in One Year or Less, Yield	1.79%
Due after One Year through Five Years, Amount	112
Due after One Year through Five Years, Yield	3.77%
Due after Five Years though Ten Years, Amount	94
Due after Five Years though Ten Years, Yield	3.74%
Due after Ten Years, Amount	96
Due after Ten Years, Yield	0.63%
Total, Amount	361
Total, Yield	2.43%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	60
Due after One Year through Five Years, Amount	117
Due after Five Years though Ten Years, Amount	96
Due after Ten Years, Amount	95
Debt Securities Carried at Fair Value	368
Other taxable securities, substantially all asset-backed securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	3,199
Due in One Year or Less, Yield	1.34%
Due after One Year through Five Years, Amount	5,707
Due after One Year through Five Years, Yield	1.22%
Due after Five Years though Ten Years, Amount	1,376
Due after Five Years though Ten Years, Yield	1.81%
Due after Ten Years, Amount	796
Due after Ten Years, Yield	4.36%
Total, Amount	11,078
Total, Yield	1.59%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	3,202
Due after One Year through Five Years, Amount	5,699
Due after Five Years though Ten Years, Amount	1,399
Due after Ten Years, Amount	790
Debt Securities Carried at Fair Value	11,090
Total taxable securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	24,353
Due in One Year or Less, Yield	1.16%
Due after One Year through Five Years, Amount	88,814
Due after One Year through Five Years, Yield	2.07%
Due after Five Years though Ten Years, Amount	186,897
Due after Five Years though Ten Years, Yield	2.80%
Due after Ten Years, Amount	9,012
Due after Ten Years, Yield	6.86%
Total, Amount	309,076
Total, Yield	2.56%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	24,357
Due after One Year through Five Years, Amount	89,648
Due after Five Years though Ten Years, Amount	187,972
Due after Ten Years, Amount	9,169
Debt Securities Carried at Fair Value	311,146
Tax-exempt securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	929
Due in One Year or Less, Yield	0.97%
Due after One Year through Five Years, Amount	3,768
Due after One Year through Five Years, Yield	1.13%
Due after Five Years though Ten Years, Amount	3,082
Due after Five Years though Ten Years, Yield	1.15%
Due after Ten Years, Amount	1,777
Due after Ten Years, Yield	0.86%
Total, Amount	9,556
Total, Yield	1.14%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	929
Due after One Year through Five Years, Amount	3,770
Due after Five Years though Ten Years, Amount	3,078
Due after Ten Years, Amount	1,772
Debt Securities Carried at Fair Value	9,549
Debt securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	25,282
Due in One Year or Less, Yield	1.16%
Due after One Year through Five Years, Amount	92,582
Due after One Year through Five Years, Yield	2.03%
Due after Five Years though Ten Years, Amount	189,979
Due after Five Years though Ten Years, Yield	2.77%
Due after Ten Years, Amount	10,789
Due after Ten Years, Yield	5.87%
Total, Amount	318,632
Total, Yield	2.51%
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in One Year or Less, Amount	25,286
Due after One Year through Five Years, Amount	93,418
Due after Five Years though Ten Years, Amount	191,050
Due after Ten Years, Amount	10,941
Debt Securities Carried at Fair Value	$ 320,695